Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000028524 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028524 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028524 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028524 | Modine Manufacturing Co. - FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028524 | Guardant Health, Inc. - FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028524 | Advanced Energy Industries, Inc. - FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028524 | Kratos Defense & Security Solutions, Inc. - FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028524 | Nextpower, Inc., Class A - FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028524 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028524 | Rambus, Inc. - FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028524 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000028524 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000028524 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028524 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028524 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028524 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028524 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028524 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028524 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028524 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028524 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000028521 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028521 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028521 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028521 | Modine Manufacturing Co. - FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028521 | Guardant Health, Inc. - FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028521 | Advanced Energy Industries, Inc. - FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028521 | Kratos Defense & Security Solutions, Inc. - FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028521 | Nextpower, Inc., Class A - FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028521 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028521 | Rambus, Inc. - FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028521 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000028521 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000028521 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028521 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028521 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028521 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028521 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028521 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028521 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028521 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028521 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000028523 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028523 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028523 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028523 | Modine Manufacturing Co. - FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028523 | Guardant Health, Inc. - FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028523 | Advanced Energy Industries, Inc. - FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028523 | Kratos Defense & Security Solutions, Inc. - FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028523 | Nextpower, Inc., Class A - FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028523 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028523 | Rambus, Inc. - FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028523 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000028523 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000028523 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028523 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028523 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028523 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028523 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028523 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028523 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028523 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028523 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000028527 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028527 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028527 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028527 | Modine Manufacturing Co. - FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028527 | Guardant Health, Inc. - FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028527 | Advanced Energy Industries, Inc. - FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028527 | Kratos Defense & Security Solutions, Inc. - FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028527 | Nextpower, Inc., Class A - FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028527 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028527 | Rambus, Inc. - FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028527 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000028527 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000028527 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000028527 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028527 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028527 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028527 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028527 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028527 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028527 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028527 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000159958 | Bloom Energy Corp., Class A - FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159958 | Fabrinet - FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159958 | Credo Technology Group Holding Ltd. - FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159958 | Modine Manufacturing Co. - FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159958 | Guardant Health, Inc. - FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159958 | Advanced Energy Industries, Inc. - FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159958 | Kratos Defense & Security Solutions, Inc. - FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159958 | Nextpower, Inc., Class A - FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159958 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159958 | Rambus, Inc. - FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159958 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000159958 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000159958 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000159958 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000159958 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000159958 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159958 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159958 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159958 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159958 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159958 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)